UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302, New York, New York 10038

(Address of Principal Executive Offices)

Carole M. Laible

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: October 31, 2018

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the Domini Investment Trust are set forth below.

Domini Impact Equity FundSM

Domini Impact International Equity FundSM

Domini Impact Bond FundSM

each a series of

Domini Investment Trust

Quarterly Holdings Report

October 31, 2018 (Unaudited)

Domini Impact Equity Fund

Portfolio of Investments

October 31, 2018 (Unaudited)

Security	Shares	Value
Common Stocks—99.5%
COMMUNICATION SERVICES—9.5%
AMC Entertainment Holdings Inc Cl A	41,946	$807,880
AT&T Inc	529,951	16,258,897
Alphabet Inc Cl A (a)	26,462	28,858,928
Comcast Corp Cl A	296,600	11,312,324
Gannett Co Inc	80,522	781,063
Nippon Telegraph & Telephone Corp ADR (a)	65,052	2,634,606
Take-Two Interactive Software Inc (a)	6,481	835,206
Telefonica SA ADR	401,773	3,298,556
Telephone & Data Systems Inc	182,230	5,618,151
Verizon Communications Inc	263	15,015
Vodafone Group PLC ADR	34,946	661,528
Walt Disney Co/The	242	27,789

		71,109,943

CONSUMER DISCRETIONARY—11.5%
Advance Auto Parts Inc	38,557	6,159,866
Amazon.com Inc (a)	6,339	10,129,785
Best Buy Co Inc	147,903	10,376,874
Chipotle Mexican Grill Inc (a)	6,988	3,216,786
Deckers Outdoor Corp (a)	26,782	3,405,867
Foot Locker Inc	122,325	5,766,401
Gap Inc/The	445	12,149
Guess? Inc	91,109	1,935,155
Home Depot Inc/The	218	38,342
Hyatt Hotels Corp Cl A	71,426	4,942,679
Kohl’s Corp	212	16,055
L Brands Inc	219	7,100
Lowe’s Cos Inc	364	34,660
Lululemon Athletica Inc (a)	33,469	4,710,092
Marriott International Inc/MD Cl A	18,809	2,198,584
Michael Kors Holdings Ltd (a)	235	13,021
NIKE Inc Cl B	376	28,215
Newell Brands Inc	73,256	1,163,305
Nordstrom Inc	45,309	2,979,973
Ralph Lauren Corp	120,239	15,584,177
Starbucks Corp	414	24,124
Tapestry Inc	348	14,724
Target Corp	140,633	11,761,138
Tenneco Inc	36,698	1,263,512

		85,782,584

CONSUMER STAPLES—7.2%
Avon Products Inc (a)	2,873	5,631
Campbell Soup Co	191	7,145
Coca-Cola Co/The	292	13,981
Colgate-Palmolive Co	153	9,111
Costco Wholesale Corp	120	27,436
Estee Lauder Cos Inc/The Cl A	76,356	10,494,369
Flowers Foods Inc	44,655	862,288
General Mills Inc	175	7,665
JM Smucker Co/The	72,146	7,814,855

Kimberly-Clark Corp	141	14,706
Koninklijke Ahold Delhaize NV ADR	35,528	813,129
Kraft Heinz Co/The	223	12,258
Kroger Co/The	307,301	9,145,278
Mondelez International Inc Cl A	265	11,125
PepsiCo Inc	161	18,093
Procter & Gamble Co/The	155	13,745
Sysco Corp	248	17,690
TreeHouse Foods Inc (a)	21,952	1,000,133
Walgreens Boots Alliance Inc	289,348	23,081,290

		53,369,928

FINANCIALS—16.5%
Aegon NV	249,349	1,516,042
Aflac Inc	236,852	10,201,216
Allstate Corp/The	25,949	2,483,838
American Express Co	191	19,621
Banco Santander Brasil SA	316,923	3,590,738
Bank of America Corp	138,908	3,819,970
Bank of Nova Scotia/The	57,539	3,090,420
Canadian Imperial Bank of Commerce	62,695	5,411,832
Capital One Financial Corp	32,159	2,871,799
Comerica Inc	18,754	1,529,576
E*TRADE Financial Corp	313,514	15,493,862
Essent Group Ltd (a)	29,145	1,148,896
Evercore Inc Cl A	9,687	791,331
Fifth Third Bancorp	70,529	1,903,578
Intercontinental Exchange Inc	195	15,023
Invesco Mortgage Capital Inc	121,328	1,829,626
MFA Financial Inc	160,689	1,113,575
MGIC Investment Corp (a)	113,790	1,389,376
MetLife Inc	262,480	10,811,551
Morgan Stanley	292	13,333
ORIX Corp ADR	27,030	2,185,916
PNC Financial Services Group Inc/The	190	24,413
Park Hotels & Resorts Inc	327,647	9,524,698
Progressive Corp/The	168,972	11,777,348
Prudential Financial Inc	206,487	19,364,351
Radian Group Inc	106,390	2,041,624
Regions Financial Corp	43,728	742,064
Toronto-Dominion Bank/The	33,821	1,875,713
Two Harbors Investment Corp	295,454	4,340,219
US Bancorp	346	18,085
Woori Bank ADR (a)	50,058	2,079,409

		123,019,043

HEALTH CARE—14.2%
Align Technology Inc (a)	7,594	1,679,793
Amgen Inc	78,253	15,086,396
Baxter International Inc	89,121	5,570,954
Biogen Inc (a)	42,139	12,821,634
Bristol-Myers Squibb Co	274,387	13,867,519
Gilead Sciences Inc	268,565	18,310,762
Haemonetics Corp (a)	29,051	3,034,958
Merck & Co Inc	260,001	19,138,674
ResMed Inc	37,346	3,955,688

Thermo Fisher Scientific Inc	6,314	1,475,266
Veeva Systems Inc Cl A (a)	73,243	6,690,748
Waters Corp (a)	24,763	4,697,293

		106,329,685

INDUSTRIALS—10.1%
3M Co	115	21,880
AGCO Corp	18,612	1,043,016
Bombardier Inc Cl B (a)	224,198	544,597
Cummins Inc	124,651	17,038,545
FTI Consulting Inc (a)	19,062	1,317,375
Generac Holdings Inc (a)	38,473	1,951,735
Herman Miller Inc	39,497	1,301,426
Hillenbrand Inc	16,449	787,907
JetBlue Airways Corp (a)	1,688	28,240
Korn/Ferry International	74,657	3,370,017
PACCAR Inc	309,251	17,692,250
Regal Beloit Corp	35,110	2,517,387
Robert Half International Inc	235,451	14,251,849
Ryder System Inc	19,295	1,067,206
Terex Corp	115,674	3,862,355
Trinity Industries Inc	21,812	622,733
United Parcel Service Inc Cl B	131	13,957
WW Grainger Inc	29,570	8,396,993

		75,829,468

INFORMATION TECHNOLOGY—22.6%
Adobe Inc (a)	20,239	4,973,937
Advanced Micro Devices Inc (a)	3,150	57,362
Apple Inc	109,508	23,966,921
Cisco Systems Inc	310,718	14,215,349
Citrix Systems Inc (a)	138,685	14,211,052
DXC Technology Co	117,747	8,575,514
First Solar Inc (a)	358	14,964
Intel Corp	499,546	23,418,716
International Business Machines Corp	146,839	16,949,626
Mastercard Inc Cl A	26,420	5,222,441
Microsoft Corp	434,012	46,356,822
Motorola Solutions Inc	201	24,635
NetApp Inc	120,808	9,482,220
VMware Inc Cl A (a)	11,830	1,672,644

		169,142,203

MATERIALS—4.4%
Domtar Corp	279,631	12,949,712
Louisiana Pacific Corp	234,925	5,114,317
Nucor Corp	123,492	7,300,847
Steel Dynamics Inc	128,436	5,086,066
WestRock Co	60,585	2,603,337

		33,054,279

REAL ESTATE—1.7%
Host Hotels & Resorts Inc	341,122	6,518,841
Life Storage Inc	56,248	5,296,312
Retail Properties of America Inc	80,401	986,520

		12,801,673

UTILITIES—1.8%
Avangrid Inc	184,747	8,684,956
Consolidated Edison Inc	62,727	4,767,252

		13,452,208

Total Investments—99.5% (Cost $681,831,568) (b)		743,891,014

Other Assets, less liabilities—0.5%		3,877,428

Net Assets—100.0%		$747,768,442

(a)	Non-income producing security.
(b)

The aggregate cost for federal income tax purposes is $682,390,175. The aggregate gross unrealized appreciation is $101,411,051 and the aggregate gross unrealized depreciation is $39,910,212, resulting in net unrealized appreciation of $61,500,839.

ADR	— American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini Impact International Equity Fund

Portfolio of Investments

October 31, 2018 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Common Stock—99.2%
Australia—4.6%
Alumina Ltd	Materials	2,063,682	$3,748,410
BlueScope Steel Ltd	Materials	1,412,984	14,496,223
Dexus	Real Estate	1,139,344	8,239,096
Flight Centre Travel Group Ltd	Consumer Services	294,534	9,724,022
Fortescue Metals Group Ltd	Materials	3,756,021	10,699,930
Harvey Norman Holdings Ltd	Retailing	689,641	1,562,474
Mirvac Group	Real Estate	7,518,213	11,574,580
Suncorp Group Ltd	Insurance	148,179	1,474,605

			61,519,340

Austria—0.7%
Raiffeisen Bank International AG	Banks	174,717	4,763,375
Verbund AG	Utilities	112,954	4,548,253

			9,311,628

Belgium—1.4%
Ageas	Insurance	186,584	9,339,032
UCB SA	Pharma, Biotech & Life Sciences	117,327	9,856,594

			19,195,626

Brazil—1.0%
Banco do Brasil SA	Banks	536,040	6,169,258
Itausa - Investimentos Itau SA	Banks	1,783,900	5,398,044
Porto Seguro SA	Insurance	147,537	2,159,931

			13,727,233

China—0.7%
Future Land Development Holdings Ltd	Real Estate	3,671,315	2,118,418
Luye Pharma Group Ltd	Pharma, Biotech & Life Sciences	2,637,699	2,048,103
Shimao Property Holdings Ltd	Real Estate	881,998	1,738,489
Tingyi Cayman Islands Holding Corp	Food & Beverage	2,109,280	3,126,228

			9,031,238

Denmark—1.4%
DSV A/S	Transportation	43,834	3,517,738
FLSmidth & Co A/S	Capital Goods	38,945	2,044,147
H Lundbeck A/S	Pharma, Biotech & Life Sciences	169,187	7,893,795
Rockwool International A/S Cl B	Capital Goods	14,433	4,932,801

			18,388,481

Finland—0.1%
Valmet OYJ	Capital Goods	64,720	1,474,121

			1,474,121

France—13.2%
AXA SA	Insurance	999,480	25,022,474
BNP Paribas SA	Banks	222,215	11,584,603
Capgemini SE	Software & Services	107,081	13,079,701
Carrefour SA	Food & Staples Retailing	365	7,081
Cie de Saint-Gobain	Capital Goods	163,086	6,145,849

CNP Assurances	Insurance	202,651	4,518,172
Eiffage SA	Capital Goods	155,242	15,166,577
Kering SA	Consumer Durables & Apparel	48,457	21,546,167
Klepierre SA	Real Estate	93,587	3,172,540
Peugeot SA	Automobiles & Components	778,708	18,517,021
Sanofi	Pharma, Biotech & Life Sciences	462,522	41,345,795
Schneider Electric SE	Capital Goods	74,160	5,364,480
Teleperformance	Commercial & Professional Services	59,217	9,756,008

			175,226,468

Germany—5.3%
adidas AG	Consumer Durables & Apparel	59,382	13,969,424
Allianz SE	Insurance	129,804	27,050,277
CECONOMY AG	Retailing	497,200	2,541,430
SAP SE	Software & Services	139,286	14,919,086
Vonovia SE	Real Estate	156,016	7,131,894
Wacker Chemie AG	Materials	58,983	5,270,475

			70,882,586

Hong Kong—1.5%
AIA Group Ltd	Insurance	164,596	1,252,496
CK Asset Holdings Ltd	Real Estate	661,752	4,307,914
Hongkong Land Holdings Ltd	Real Estate	506,800	3,001,249
Kerry Properties Ltd	Real Estate	851,179	2,680,640
Swire Properties Ltd	Real Estate	905,378	3,094,978
Wharf Holdings Ltd/The	Real Estate	1,372,526	3,432,156
Wheelock & Co Ltd	Real Estate	297,708	1,592,070

			19,361,503

India—0.6%
Infosys Ltd	Software & Services	663,175	6,124,418
Wipro Ltd	Software & Services	363,301	1,630,325

			7,754,743

Ireland- 0.0%
Irish Bank Resolution Corp Ltd/Old (c)	Banks	138,674	0

			0

Italy—2.5%
A2A SpA	Utilities	3,477,461	5,605,398
CNH Industrial NV	Capital Goods	1,308,289	13,604,859
Poste Italiane SpA	Insurance	1,926,174	13,825,937

			33,036,194

Japan—24.4%
Brother Industries Ltd	Technology Hardware & Equipment	448,072	8,198,970
Central Japan Railway Co	Transportation	146,483	28,106,363
Coca-Cola Bottlers Japan Holdings Inc	Food & Beverage	87,469	2,288,762
Dai Nippon Printing Co Ltd	Commercial & Professional Services	383,241	8,597,445
DeNA Co Ltd	Media & Entertainment	143,849	2,392,334
FUJIFILM Holdings Corp	Technology Hardware & Equipment	419,785	18,152,640
Hachijuni Bank Ltd/The	Banks	1,127,837	4,762,979
K’s Holdings Corp	Retailing	765,107	9,663,831
Kose Corp	Household & Personal Products	70,748	10,571,189
KYORIN Holdings Inc	Pharma, Biotech & Life Sciences	60,597	1,323,173
Matsumotokiyoshi Holdings Co Ltd	Food & Staples Retailing	173,888	6,285,604
Medipal Holdings Corp	Health Care Equipment & Services	335,600	7,182,609
MINEBEA MITSUMI Inc	Capital Goods	105,825	1,618,626

Mitsubishi Estate Co Ltd	Real Estate	170,982	2,732,116
Mitsubishi Gas Chemical Co Inc	Materials	687,998	11,546,814
Mitsui Fudosan Co Ltd	Real Estate	560,607	12,623,882
Mixi Inc	Media & Entertainment	302,213	6,602,165
MS&AD Insurance Group Holdings Inc	Insurance	267,005	8,018,666
Murata Manufacturing Co Ltd	Technology Hardware & Equipment	135,802	21,131,828
Nikon Corp	Consumer Durables & Apparel	544,367	9,488,072
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	187,418	4,721,249
Nippon Telegraph & Telephone Corp	Telecommunication Services	29,995	1,236,732
Nissan Motor Co Ltd	Automobiles & Components	3,292,857	29,952,304
NOK Corp	Automobiles & Components	254,217	3,657,240
Nomura Real Estate Holdings Inc	Real Estate	104,485	1,962,398
NTN Corp	Capital Goods	5,300	19,382
ORIX Corp	Diversified Financials	1,294,770	21,089,352
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	77,526	5,449,443
Seino Holdings Co Ltd	Transportation	416,167	5,762,210
Shionogi & Co Ltd	Pharma, Biotech & Life Sciences	342,773	21,914,280
Sony Corp	Consumer Durables & Apparel	68,006	3,679,610
Sumitomo Dainippon Pharma Co Ltd	Pharma, Biotech & Life Sciences	395,982	8,272,071
Suzuken Co Ltd/Aichi Japan	Health Care Equipment & Services	75,672	3,829,488
THK Co Ltd	Capital Goods	139,846	3,087,999
Toppan Printing Co Ltd	Commercial & Professional Services	541,358	7,652,050
Toyo Seikan Group Holdings Ltd	Materials	348,727	7,113,400
Yamada Denki Co Ltd	Retailing	1,496,162	7,053,676
Yamazaki Baking Co Ltd	Food & Beverage	255,674	4,607,742
Zeon Corp	Materials	209,097	2,019,066

			324,367,760

Mexico—0.4%
Grupo Financiero Banorte SAB de CV	Banks	961,201	5,315,535

			5,315,535

Netherlands—8.2%
ABN AMRO Group NV	Banks	385,729	9,464,335
Aegon NV	Insurance	1,091,680	6,697,243
ASR Nederland NV	Insurance	123,306	5,599,722
Coca-Cola European Partners PLC	Food & Beverage	477,226	21,709,011
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	976,496	22,360,369
Koninklijke DSM NV	Materials	125,374	10,950,111
Koninklijke Philips NV	Health Care Equipment & Services	465,368	17,362,404
NN Group NV	Insurance	335,786	14,423,109

			108,566,304

Norway—0.6%
Orkla ASA	Food & Beverage	163,781	1,417,495
TGS NOPEC Geophysical Co ASA	Energy	193,858	6,494,909

			7,912,404

Singapore—2.8%
ComfortDelGro Corp Ltd	Transportation	1,875,820	3,055,097
DBS Group Holdings Ltd	Banks	796,560	13,518,980
United Overseas Bank Ltd	Banks	591,255	10,456,317
Yangzijiang Shipbuilding Holdings Ltd	Capital Goods	11,782,095	10,567,394

			37,597,788

South Africa—1.1%
Mondi Ltd	Materials	251,550	6,014,891
Nedbank Group Ltd	Banks	220,312	3,720,939
Old Mutual Ltd	Insurance	2,938,136	4,428,021

			14,163,851

South Korea—1.9%
BNK Financial Group Inc	Banks	445,386	2,974,840
Hankook Tire Co Ltd (a)	Automobiles & Components	34,269	1,244,997
Industrial Bank of Korea (a)	Banks	488,439	6,378,281
LG Display Co Ltd	Technology Hardware & Equipment	143,172	2,089,094
LG Uplus Corp (a)	Telecommunication Services	410,245	5,830,501
Woori Bank (a)	Banks	465,031	6,443,459

			24,961,172

Spain—1.3%
Aena SME SA	Transportation	46,715	7,466,838
Amadeus IT Group SA	Software & Services	51,820	4,174,254
Banco Santander SA	Banks	2,078	9,891
Banco Santander SA Rights	Banks	2,078	81
Telefonica SA	Telecommunication Services	627,206	5,146,820

			16,797,884

Sweden—5.6%
Alfa Laval AB	Capital Goods	269,829	6,893,338
Castellum AB	Real Estate	177,504	3,063,596
Essity AB Cl B	Household & Personal Products	97,230	2,221,710
Fabege AB (a)	Real Estate	236,445	3,023,039
Holmen AB Cl B (a)	Materials	92,675	2,124,317
Industrivarden AB Cl C	Diversified Financials	361,096	7,509,748
Kinnevik AB Cl B	Diversified Financials	59,257	1,644,875
Sandvik AB	Capital Goods	1,621,851	25,671,620
SKF AB Cl B	Capital Goods	388,996	6,244,243
SSAB AB Cl A	Materials	419,784	1,677,993
Svenska Cellulosa AB SCA Cl B	Materials	1,135,011	10,743,218
Telefonaktiebolaget LM Ericsson Cl B	Technology Hardware & Equipment	399,912	3,486,299

			74,303,996

Switzerland—6.8%
Baloise Holding AG	Insurance	40,551	5,803,280
Chocoladefabriken Lindt & Spruengli AG	Food & Beverage	1,494	10,312,860
Novartis AG	Pharma, Biotech & Life Sciences	335,886	29,450,860
Swatch Group AG/The	Consumer Durables & Apparel	21,655	7,323,575
Swiss Life Holding AG	Insurance	40,411	15,262,567
Swisscom AG	Telecommunication Services	25,039	11,479,145
Vifor Pharma AG	Pharma, Biotech & Life Sciences	68,501	9,912,683

			89,544,970

Taiwan—1.9%
Asia Cement Corp	Materials	6,040,900	6,405,017
Asustek Computer Inc	Technology Hardware & Equipment	482,168	3,575,391
AU Optronics Corp	Technology Hardware & Equipment	12,394,173	4,842,472
E.Sun Financial Holding Co Ltd	Banks	2,049,534	1,360,829
Novatek Microelectronics Corp	Semiconductors & Semiconductor Equipment	858,761	3,799,092
United Microelectronics Corp	Semiconductors & Semiconductor Equipment	12,227,181	4,659,550
Walsin Technology Corp	Technology Hardware & Equipment	169,320	715,495

			25,357,846

Thailand—0.1%
Total Access Communication PCL	Telecommunication Services	507,811	727,633

			727,633

United Kingdom—11.1%
3i Group PLC	Diversified Financials	1,126,535	12,609,707
Berkeley Group Holdings PLC	Consumer Durables & Apparel	281,099	12,558,804
Burberry Group PLC	Consumer Durables & Apparel	203,275	4,701,995
Ferguson PLC	Capital Goods	107,817	7,266,410
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	764,009	14,791,922
Hikma Pharmaceuticals PLC	Pharma, Biotech & Life Sciences	95,797	2,322,733
Inchcape PLC	Retailing	153,923	1,062,722
J Sainsbury PLC	Food & Staples Retailing	4,244,620	16,858,218
Next PLC	Retailing	127,895	8,493,427
Persimmon PLC	Consumer Durables & Apparel	144,634	4,231,527
Petrofac Ltd	Energy	901,230	6,624,875
Royal Mail PLC	Transportation	1,652,964	7,585,961
Segro PLC	Real Estate	1,152,460	9,031,951
Taylor Wimpey PLC	Consumer Durables & Apparel	2,145,941	4,416,993
Unilever PLC	Household and Personal Products	237	12,549
Vodafone Group PLC	Telecommunication Services	11,772,834	22,131,456
Wm Morrison Supermarkets PLC	Food & Staples Retailing	4,129,193	13,077,452

			147,778,702

Total Investments—99.2% (Cost $1,352,571,438) (b)			1,316,305,006

Other Assets, less liabilities—0.8%			11,245,453

Net Assets—100.0%			$1,327,550,459

(a)	Non-income producing security.
(b)

The aggregate cost for federal income tax purposes is $1,361,569,960. The aggregate gross unrealized appreciation is $83,948,863 and the aggregate gross unrealized depreciation is $129,213,817, resulting in net unrealized depreciation of $42,264,954.

(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI IMPACT EQUITY FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2018 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Investment Trust (formerly Domini Social Investment Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises three separate series: Domini Impact Equity Fund (formerly, Domini Social Equity Fund), Domini Impact International Equity Fund (formerly, Domini International Social Equity Fund), and Domini Impact Bond Fund (formerly Domini Social Bond Fund) (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Impact Bond Fund is included elsewhere in this report. The Domini Impact Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. Class R shares of the Domini Impact Equity Fund commenced on November 28, 2003. Class A and Institutional shares of the Domini Impact Equity Fund commenced on November 28, 2008. The Domini Impact International Equity Fund offers Investor shares, Class A shares, Institutional shares and Class Y shares. Class A, Institutional and Class Y shares of the Domini Impact International Equity Fund were not offered prior to November 28, 2008, November 30, 2012, and June 15, 2018 respectively. The Investor shares, Institutional shares, Class R shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R, Institutional shares and Class Y shares are not subject to distribution fees.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of October 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communications Services	$71,109,943	$—	$—	$71,109,943
Consumer Discretionary	85,782,584	—	—	85,782,584
Consumer Staples	53,369,928	—	—	53,369,928
Financials	123,019,043	—	—	123,019,043
Health Care	106,329,685	—	—	106,329,685
Industrials	75,829,468	—	—	75,829,468
Information Technology	169,142,203	—	—	169,142,203
Materials	33,054,279	—	—	33,054,279
Real Estate	12,801,673	—	—	12,801,673
Utilities	13,452,208	—	—	13,452,208

Total	$743,891,014	$—	$—	$743,891,014

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of October 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communications Services	$727,633	$54,819,152	$—	$55,546,785
Consumer Discretionary	—	175,389,311	—	175,389,311
Consumer Staples	21,709,011	93,147,259	—	114,856,270
Energy	—	13,119,784	—	13,119,784
Financials	19,052,659	260,998,301	—	280,050,960
Health Care	—	177,506,511	—	177,506,511
Industrials	—	191,601,556	—	191,601,556
Information Technology	—	120,749,307	—	120,749,307
Materials	—	92,809,865	—	92,809,865
Real Estate	—	84,521,006	—	84,521,006
Utilities	—	10,153,651	—	10,153,651

Total	$41,489,303	$1,274,815,703	$—	$1,316,305,006

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini Impact International Equity Fund
Investments in Securities
Balance as of July 31, 2018	$—
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	(345,114)
Purchases	—
Sales	—
Transfers in and/or out of Level Three	345,114

Balance as of October 31, 2018	$—

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at October 31, 2018:	$—

For the Domini Impact Equity Fund transfers from Level 1 to Level 3 included securities valued at $13,605,132 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $13,260,018 because market values were readily available from a pricing agent for which fair value factors were previously applied.

Domini Impact Bond Fund

Portfolio of Investments

October 31, 2018 (Unaudited)

	Principal Amount*	Value
Long Term Investments — 106.4%
Mortgage Backed Securities — 56.0%
Agency Collateralized Mortgage Obligations — 4.3%
Fannie Mae Connecticut Avenue Securities
5.831%, VR, 7/25/2029	120,000	130,096
6.631%, VR, 5/25/2029	235,000	262,264
FNR 2017 72 CD, 3.000%, 9/25/2047	193,158	187,884
FNR 2017 72 B, 3.000%, 9/25/2047	184,950	179,626
FNR 2012 17 BC, 3.500%, 3/25/2027	368,000	369,573
FNR 2018 72 BA, 3.500%, 7/25/2054	306,501	304,490
FNA 2017 M10 AV2, 2.646%, VR, 7/25/2024	740,000	707,755
FHMS KBF1 A, 2.651%, VR, 7/25/2024	748,000	750,118
FHMS KW06 A1, 3.800%, VR, 2/25/2027	799,543	808,234
STACR 2018 HRP1 M2 144A, 3.931%, VR, 4/25/2043 (d)	119,940	120,697
FHR 3877 LM, 3.500%, 6/15/2026	780,000	788,680
FREMF Mortgage Trust
144A, 3.647%, VR, 11/25/2050 (d)	120,000	114,650
144A, 3.675%, VR, 11/25/2049 (d)	250,000	241,321
144A, 3.675%, VR, 11/25/2049 (d)	90,000	83,848
144A, 3.726%, VR, 10/25/2049 (d)	120,000	112,764
144A, 3.726%, VR, 10/25/2049 (d)	40,000	36,606
144A, 3.835%, VR, 7/25/2049 (d)	224,000	222,875
144A, 3.844%, VR, 10/25/2049 (d)	90,000	85,511
144A, 3.880%, VR, 2/25/2050 (d)	100,000	97,546
144A, 3.944%, VR, 9/25/2049 (d)	85,000	81,554
144A, 3.981%, VR, 5/25/2050 (d)	70,000	67,657
144A, 4.022%, VR, 11/25/2032 (d)	67,000	52,654
144A, 4.073%, VR, 7/25/2050 (d)	155,000	150,784
144A, 3.753%, VR, 11/25/2050 (d)	220,000	209,111
144A, 3.753%, VR, 11/25/2050 (d)	65,000	59,347
144A, 3.972%, VR, 7/25/2049 (d)	175,000	173,023
144A, 4.036%, VR, 7/25/2027 (d)	136,000	132,061

		6,530,729

Commercial Mortgage Backed Securities — 5.4%
BWAY Mortgage Trust 144A, 2.809%, 3/10/2033 (d)	148,160	144,795
Commercial Mortgage Trust
144A, 3.424%, 3/10/2031 (d)	640,000	640,967
144A, 3.726%, 3/10/2031 (d)	644,000	653,583
CSAIL Commercial Mortgage Trust, 3.808%, 11/15/2048	388,000	385,729
GS Mortgage Securities Trust 144A, 2.980%, VR, 7/15/2032 (d)	395,000	395,464
Hudson Yards 144A, 2.835%, 8/10/2038 (d)	1,000,000	924,581
JP Morgan Chase Commercial Mortgage Trust 144A, 4.128%, 7/5/2031 (d)	555,000	566,560
Madison Avenue Trust 144A, 3.188%, VR, 8/15/2034 (d)	729,000	707,424
Morgan Stanley BAML Trust
3.526%, 12/15/2047	180,167	177,451
4.051%, 4/15/2047	300,000	303,756
4.082%, VR, 7/15/2046	150,000	153,316
4.259%, VR, 10/15/2046	300,000	308,366
Morgan Stanley Capital I Trust 144A, 2.980%, VR, 11/15/2034 (d)	531,000	530,805
OBP Depositor LLC Trust 144A, 4.646%, 7/15/2045 (d)	806,000	819,480
One Market Plaza Trust 144A, 3.614%, 2/10/2032 (d)	710,000	706,215
Park Avenue Trust 144A, 3.508%, 6/5/2037 (d)	712,000	685,470

		8,103,962

Federal Home Loan Mortgage Corporation — 8.1%
849167, 2.893%, VR, 10/1/2043 (c)	280,425	277,745
A12413, 5.000%, 8/1/2033 (c)	23,627	25,026
A37619, 4.500%, 9/1/2035 (c)	171,941	176,932
A87874, 4.000%, 8/1/2039 (c)	69,367	69,734
A89148, 4.000%, 10/1/2039 (c)	104,542	105,457
A89384, 4.000%, 10/1/2039 (c)	133,323	134,582
A89729, 4.000%, 11/1/2039 (c)	59,995	60,561
A93101, 5.000%, 7/1/2040 (c)	96,084	101,392
A93996, 4.500%, 9/1/2040 (c)	46,512	48,215
A94362, 4.000%, 10/1/2040 (c)	154,818	156,278
A94742, 4.000%, 11/1/2040 (c)	25,859	26,103
A95084, 4.000%, 11/1/2040 (c)	22,656	22,870
A95085, 4.000%, 11/1/2040 (c)	200,336	202,228
A95796, 4.000%, 12/1/2040 (c)	94,961	95,858
A97047, 4.500%, 2/1/2041 (c)	98,666	102,278
FHR 3806 L, 3.500%, 2/15/2026	847,000	855,080
FHR 3800 CB, 3.500%, 2/15/2026	383,000	387,400
FHR 3768 CB, 3.500%, 12/15/2025	343,000	346,542
G01779, 5.000%, 4/1/2035 (c)	29,938	31,703
G01828, 4.500%, 4/1/2035 (c)	138,190	142,242
G01837, 5.000%, 7/1/2035 (c)	194,545	206,014
G01838, 5.000%, 7/1/2035 (c)	33,439	35,413
G02424, 5.500%, 12/1/2036 (c)	129,088	138,854
G04997, 5.000%, 1/1/2037 (c)	119,334	125,845
G05052, 5.000%, 10/1/2033 (c)	12,576	13,288
G06079, 6.000%, 7/1/2039 (c)	118,007	129,556
G06990, 5.500%, 8/1/2040 (c)	176,295	188,744
G08347, 4.500%, 6/1/2039 (c)	306,270	316,976
G08499, 3.000%, 7/1/2042	78,772	75,266
G08816, 3.500%, 6/1/2048	2,987,280	2,910,534
G14599, 2.500%, 11/1/2027 (c)	188,411	182,775
G30614, 3.500%, 12/1/2032 (c)	298,574	296,630
J17791, 3.000%, 1/1/2027 (c)	260,147	256,771
J20118, 2.500%, 8/1/2027 (c)	67,457	65,439
Q00291, 5.000%, 4/1/2041 (c)	82,305	86,962
Q01807, 4.500%, 7/1/2036 (c)	141,559	145,454
Q06160, 4.000%, 2/1/2037 (c)	65,829	65,920
Q17103, 4.000%, 6/1/2041 (c)	13,402	13,427
Q33602, 3.000%, 5/1/2045 (c)	559,259	532,327
Z40004, 6.000%, 8/1/2036 (c)	20,016	21,951
FHLMC TBA 30 Yr, 4.000%, 11/13/2048 (b)	3,100,000	3,100,639

		12,277,011

Federal National Mortgage Association — 30.6%
190370, 6.000%, 6/1/2036 (c)	90,646	98,977
469683, 3.540%, 11/1/2021 (c)	706,676	711,117
469879, 3.220%, 12/1/2021 (c)	967,591	964,954
471478, 2.610%, 8/1/2022 (c)	1,325,237	1,295,077
745044, 4.500%, 8/1/2035 (c)	41,341	42,594
745327, 6.000%, 3/1/2036 (c)	259,978	283,967
889529, 6.000%, 3/1/2038 (c)	41,943	45,780
890248, 6.000%, 8/1/2037 (c)	23,825	26,010
930672, 4.500%, 3/1/2039 (c)	150,545	155,959
932441, 4.000%, 1/1/2040 (c)	480,067	483,897
995082, 5.500%, 8/1/2037 (c)	84,104	90,231
995243, 4.500%, 8/1/2038 (c)	108,260	111,657
AA9846, 4.000%, 8/1/2039 (c)	67,549	68,088
AB1343, 4.500%, 8/1/2040 (c)	140,563	145,688

AB1763, 4.000%, 11/1/2030 (c)	28,602	28,841
AB4168, 3.500%, 1/1/2032 (c)	262,808	261,084
AB6472, 2.000%, 10/1/2027 (c)	246,369	234,707
AC1877, 4.500%, 9/1/2039 (c)	63,446	65,730
AC2817, 4.000%, 10/1/2039 (c)	40,095	40,415
AC5401, 5.000%, 10/1/2039 (c)	6,566	6,945
AC9564, 4.500%, 2/1/2040 (c)	61,740	63,987
AD1649, 4.000%, 3/1/2040 (c)	70,907	71,479
AD8033, 4.000%, 8/1/2040 (c)	24,198	24,393
AE0215, 4.000%, 12/1/2039 (c)	60,456	60,938
AE0216, 4.000%, 8/1/2040 (c)	138,363	139,478
AE0624, 4.000%, 11/1/2040 (c)	56,794	57,284
AE0625, 4.000%, 12/1/2040 (c)	82,195	82,916
AE4113, 4.000%, 10/1/2040 (c)	44,406	44,760
AE4192, 4.000%, 10/1/2040 (c)	219,625	221,393
AE5143, 4.000%, 11/1/2040 (c)	35,521	35,808
AI7951, 4.500%, 8/1/2036 (c)	53,055	54,635
AJ5974, 4.000%, 12/1/2036 (c)	46,526	46,901
AL0005, 4.500%, 1/1/2041 (c)	53,891	55,853
AL0049, 6.000%, 12/1/2035 (c)	45,454	49,578
AL1627, 4.500%, 9/1/2041 (c)	103,766	107,263
AM3278, 2.850%, 5/1/2023 (c)	690,572	675,163
AM4796, 3.300%, 12/1/2023 (c)	726,068	721,436
AM5146, 3.470%, 1/1/2024 (c)	547,073	547,520
AM5197, 4.200%, 1/1/2030 (c)	1,155,006	1,165,879
AM6266, 3.580%, 7/1/2030 (c)	953,808	923,887
AM7507, 3.080%, 12/1/2024 (c)	1,026,904	1,004,906
AM7598, 3.070%, 12/1/2024 (c)	1,367,381	1,336,543
AM7903, 3.380%, 1/1/2027 (c)	659,843	648,993
AM8148, 2.680%, 3/1/2027 (c)	990,107	930,030
AM8659, 2.880%, 4/1/2031 (c)	1,240,449	1,120,676
AM9154, 3.180%, 6/1/2030 (c)	1,037,675	991,104
AM9239, 3.030%, 6/1/2025 (c)	956,342	930,186
AN1410, 3.010%, 5/1/2028	458,634	434,996
AN1767, 2.980%, 6/1/2031 (c)	959,674	885,411
AN1840, 2.450%, 6/1/2026 (c)	1,464,365	1,362,676
AN2787, 2.600%, 9/1/2028 (c)	1,148,384	1,048,848
AN2791, 2.440%, 9/1/2026 (c)	1,104,829	1,026,217
AN4301, 3.150%, 1/1/2027 (c)	2,109,700	2,039,076
AN5557, 2.900%, 5/1/2027 (c)	1,465,828	1,398,203
AN6744, 2.940%, 9/1/2027 (c)	1,498,050	1,416,314
AN7300, 3.290%, 11/1/2027 (c)	1,220,787	1,184,990
AN7540, 2.910%, 11/1/2027 (c)	1,500,000	1,411,985
AP9592, 3.500%, 10/1/2032 (c)	205,872	204,527
AR1524, 2.000%, 1/1/2028 (c)	197,881	188,506
AS3608, 2.500%, 12/1/2043 (c)	352,424	323,946
AS8449, 2.500%, 12/1/2031	37,080	35,522
AW4685, 2.626%, VR, 5/1/2044 (c)	129,805	129,692
AY3370, 2.500%, 4/1/2045	245,633	224,788
BC1171, 3.500%, 6/1/2046 (c)	1,988,913	1,943,784
BD1153, 3.000%, 8/1/2046	97,679	92,522
BD1165, 3.000%, 10/1/2046	1,456,921	1,379,915
BE1416, 2.500%, 11/1/2031	178,173	170,684
BE4435, 3.000%, 11/1/2046	2,155,723	2,043,012
BE8063, 3.000%, 12/1/2046	733,442	695,137
BJ6137, 3.500%, 1/1/2048	1,497,595	1,458,948
MA0639, 4.000%, 2/1/2041 (c)	113,006	113,915

MA0919, 3.500%, 12/1/2031 (c)	15,062	14,964
MA0949, 3.500%, 1/1/2032 (c)	148,244	147,272
MA1630, 4.000%, 10/1/2033 (c)	155,884	158,813
MA1931, 2.500%, 6/1/2024	425,745	418,444
FNMA TBA 30 Yr, 3.500%, 11/13/2048 (b)	7,221,000	7,028,909

		46,256,723

Government National Mortgage Association — 7.6%
GNMA II TBA 30 Yr, 3.500%, 11/19/2048 (b)	5,300,000	5,205,800
GNMA II TBA 30 Yr, 3.000%, 11/19/2048 (b)	3,300,000	3,155,303
GNMA II TBA 30 Yr, 4.500%, 11/19/2048 (b)	900,000	923,268
GNMA II TBA 30 Yr, 4.000%, 11/19/2048 (b)	2,200,000	2,214,266

		11,498,637

Total Mortgage Backed Securities (Cost $87,624,238)		84,667,062

Corporate Bonds and Notes — 24.3%
Communications — 1.9%
Altice France SA/France senior secured note 144A, 7.375%, 5/1/2026 (d)	200,000	192,188
AT&T Inc
3.001%, VR, 3/11/2019	350,000	350,602
3.950%, 1/15/2025	445,000	432,375
4.750%, 5/15/2046	65,000	56,329
CBS Corp, 2.900%, 1/15/2027	400,000	351,420
Charter Communications Operating LLC / Charter Communications Operating Capital senior secured note, 6.484%, 10/23/2045	300,000	305,515
Cox Communications Inc
144A, 3.150%, 8/15/2024 (d)	165,000	156,147
144A, 3.850%, 2/1/2025 (d)	10,000	9,671
144A,4.800%, 2/1/2035 (d)	200,000	180,503
Gray Television Inc 144A, 5.875%, 7/15/2026 (d)	200,000	192,438
Verizon Communications Inc, 3.376%, 2/15/2025	424,000	409,895
Vodafone Group PLC, 6.150%, 2/27/2037	185,000	195,714

		2,832,797

Consumer Discretionary — 3.5%
Alibaba Group Holding Ltd, 2.800%, 6/6/2023	200,000	191,657
Amazon.com Inc
3.875%, 8/22/2037	200,000	189,304
4.800%, 12/5/2034	325,000	342,960
Aptiv Corp
4.150%, 3/15/2024	401,000	398,238
3.150%, 11/19/2020	240,000	237,455
AutoNation Inc, 5.500%, 2/1/2020	500,000	512,328
Boston Medical Center Corp, 4.519%, 7/1/2026	705,000	704,937
eBay Inc, 3.600%, 6/5/2027	195,000	180,406
ERAC USA Finance LLC 144A, 3.850%, 11/15/2024 (d)	500,000	493,837
Home Depot Inc/The, 5.950%, 4/1/2041	420,000	502,912
Lennar Corp, 4.125%, 1/15/2022	245,000	240,112
Marriott International Inc/MD, 2.875%, 3/1/2021	500,000	493,628
Northeastern University, 5.285%, 3/1/2032	100,000	107,036
O’Reilly Automotive Inc, 3.800%, 9/1/2022	155,000	155,434
Toll Brothers Finance Corp, 4.350%, 2/15/2028	600,000	531,750

		5,281,994

Consumer Staples — 0.6%
JM Smucker Co/The, 4.250%, 3/15/2035	380,000	347,752
TreeHouse Foods Inc 144A, 6.000%, 2/15/2024 (d)	530,000	530,662

		878,414

Financials — 10.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.500%, 5/26/2022	450,000	439,298
AIA Group Ltd 144A, 4.500%, 3/16/2046 (d)	325,000	322,719
Air Lease Corp, 3.875%, 4/1/2021	450,000	451,448
American International Group Inc, 3.900%, 4/1/2026	380,000	363,666
American Tower Corp, 5.000%, 2/15/2024	362,000	375,756
Aon PLC, 4.750%, 5/15/2045	225,000	217,479
AXA SA subordinated note, 8.600%, 12/15/2030	400,000	509,000
BNP Paribas SA 144A, 3.800%, 1/10/2024 (d)	245,000	238,566
Boston Properties LP, 3.650%, 2/1/2026	430,000	413,743
BPCE SA
2.250%, 1/27/2020	500,000	493,373
144A, 4.875%, 4/1/2026 (d)	500,000	493,152
Brandywine Operating Partnership LP, 4.550%, 10/1/2029	725,000	697,750
Capital One Financial Corp
3.750%, 3/9/2027	80,000	74,173
3.750%, 7/28/2026	80,000	73,501
4.200%, 10/29/2025	155,000	149,801
Cooperatieve Rabobank UA, 3.950%, 11/9/2022	375,000	371,817
Credit Agricole SA/London 144A, 4.125%, 1/10/2027 (d)	510,000	485,886
Crown Castle International Corp, 3.700%, 6/15/2026	300,000	283,818
Discover Financial Services, 3.750%, 3/4/2025	325,000	308,193
Duke Realty LP
3.625%, 4/15/2023	200,000	197,198
4.375%, 6/15/2022	250,000	255,692
Fifth Third Bancorp subordinated note, 8.250%, 3/1/2038	425,000	569,416
Huntington Bancshares Inc/OH, 3.150%, 3/14/2021	425,000	420,413
ING Bank NV
144A, 2.000%, 11/26/2018 (d)	300,000	299,874
3.950%, 3/29/2027	200,000	189,864
Kimco Realty Corp, 3.400%, 11/1/2022	160,000	157,350
Liberty Property LP, 3.250%, 10/1/2026	165,000	152,243
Marsh & McLennan Cos Inc, 3.300%, 3/14/2023	100,000	97,862
Morgan Stanley
3.625%, 1/20/2027	335,000	316,845
3.950%, 4/23/2027	210,000	198,751
National City Corp subordinated note, 6.875%, 5/15/2019	275,000	280,723
Nuveen Finance LLC 144A, 4.125%, 11/1/2024 (d)	160,000	160,303
Regency Centers LP, 3.750%, 6/15/2024	300,000	293,427
Regions Financial Corp, 3.200%, 2/8/2021	500,000	495,929
Reinsurance Group of America Inc
3.950%, 9/15/2026	250,000	240,538
4.700%, 9/15/2023	164,000	168,656
Santander UK PLC subordinated note 144A, 5.000%, 11/7/2023 (d)	650,000	652,486
SBA Tower Trust 144A, 3.168%, 4/9/2047 (d)	290,000	284,869
Standard Chartered PLC subordinated note 144A, 5.700%, 3/26/2044 (d)	250,000	250,338
Swedbank AB
144A, 2.200%, 3/4/2020 (d)	650,000	640,166
144A, 2.800%, 3/14/2022 (d)	250,000	243,280
Toronto-Dominion Bank/The, 1.850%, 9/11/2020	500,000	488,103
Total System Services Inc, 4.000%, 6/1/2023	375,000	376,452
Turkiye Sinai Kalkinma B, 144A, 5.500%, 1/16/2023 (d)	200,000	165,896
Unum Group, 3.000%, 5/15/2021	180,000	176,948
US Bancorp subordinated note, 3.600%, 9/11/2024	493,000	485,025
Ventas Realty LP, 3.500%, 2/1/2025	500,000	475,657
Welltower Inc, 5.250%, 1/15/2022	400,000	416,331

		15,913,774

Health Care — 3.6%
AbbVie Inc, 3.600%, 5/14/2025	220,000	210,437
Allina Health System, 4.805%, 11/15/2045	660,000	665,871
Biogen Inc, 5.200%, 9/15/2045	400,000	402,173
Celgene Corp, 3.875%, 8/15/2025	325,000	313,304
Children’s Hospital Corp/The, 4.115%, 1/1/2047	230,000	220,166
City of Hope senior secured note, 5.623%, 11/15/2043	250,000	283,707
Dignity Health
4.500%, 11/1/2042	408,000	371,952
5.267%, 11/1/2064	500,000	479,830
Kaiser Foundation Hospitals, 3.150%, 5/1/2027	185,000	175,106
Mayo Clinic, 4.128%, 11/15/2052	110,000	106,207
McLaren Health Care Corp, 4.386%, 5/15/2048	590,000	566,078
Memorial Sloan-Kettering Cancer Center
4.125%, 7/1/2052	120,000	113,378
4.200%, 7/1/2055	10,000	9,547
New York and Presbyterian Hospital/The, 4.024%, 8/1/2045	365,000	343,090
Ochsner Clinic Foundation, 5.897%, 5/15/2045	400,000	464,735
Orlando Health Obligated Group, 4.416%, 10/1/2044	395,000	374,398
Thermo Fisher Scientific Inc, 4.150%, 2/1/2024	265,000	267,498

		5,367,477

Industrials — 1.9%
Canadian Pacific Railway Co, 4.500%, 1/15/2022	400,000	411,371
CNH Industrial Capital LLC, 4.875%, 4/1/2021	750,000	768,111
Core & Main LP 144A, 6.125%, 8/15/2025 (d)	45,000	42,413
Illinois Tool Works Inc, 4.875%, 9/15/2041	175,000	186,528
Mexico City Airport Trust senior secured note 144A, 5.500%, 10/31/2046 (d)	455,000	364,455
Ryder System Inc
2.350%, 2/26/2019	500,000	498,919
2.500%, 5/11/2020	145,000	143,012
United Rentals North America Inc, 4.625%, 7/15/2023	500,000	497,500

		2,912,309

Materials — 0.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc senior secured note 144A, 4.250%, 9/15/2022 (d)	260,000	252,850
WRKCo Inc 144A, 3.000%, 9/15/2024 (d)	375,000	352,367

		605,217

Technology — 0.7%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.625%, 1/15/2024	355,000	340,337
Microsoft Corp, 3.700%, 8/8/2046	5,000	4,614
Pitney Bowes Inc, 3.625%, 9/15/2020	265,000	262,681
Xerox Corp, 5.625%, 12/15/2019	475,000	484,884

		1,092,516

Utilities — 1.2%
Aegea Finance Sarl 144A, 5.750%, 10/10/2024 (d)	370,000	357,979
Consolidated Edison Co of New York Inc, 3.300%, 12/1/2024	500,000	487,371
Greenko Dutch BV senior secured note 144A, 5.250%, 7/24/2024 (d)	545,000	494,587
Public Service Co of Colorado, 4.100%, 6/15/2048	420,000	408,813

		1,748,750

Total Corporate Bonds and Notes (Cost $37,851,068)		36,633,248

Municipal Bonds — 10.3%
American Municipal Power Inc, 6.270%, 2/15/2050	490,000	582,384
Bay Area Toll Authority
6.918%, 4/1/2040	125,000	163,236
7.043%, 4/1/2050	325,000	455,735
Cincinnati City School District, 3.375%, 6/1/2026	500,000	495,415
City of Chicago IL
6.207%, 1/1/2032	250,000	243,538
7.045%, 1/1/2029	55,000	58,144
7.375%, 1/1/2033	250,000	270,388
City of Los Angeles Department of Airports, 3.887%, 5/15/2038	140,000	135,544
Commonwealth Financing Authority, 3.781%, 6/1/2031	500,000	480,540
Commonwealth of Massachusetts, 3.277%, 6/1/2046	130,000	111,769
Cook County Community High School District No 228 Bremen, 5.019%, 12/1/2041 (Insurer: AGM)	435,000	459,143
County of Sacramento CA, 5.730%, VR, 8/15/2023 (Insurer: NATL)	340,000	359,757
County of San Bernardino CA, 6.020%, 8/1/2023 (Insurer: AGM)	275,000	293,329
District of Columbia, 4.125%, 7/1/2027	500,000	493,700
Hillsborough County Aviation Authority, 3.549%, 10/1/2022	190,000	190,386
Indiana Finance Authority, 3.624%, 7/1/2036	235,000	214,783
Inland Valley Development Agency, 5.500%, 3/1/2033 (Insurer: AGM)	70,000	75,410
Lancaster County Hospital Authority/PA
5.000%, 7/1/2024	165,000	175,515
5.000%, 7/1/2025	135,000	144,206
Los Angeles County Public Works Financing Authority, 7.488%, 8/1/2033	540,000	697,080
Maryland Health & Higher Educational Facilities Authority
3.968%, 7/1/2027	205,000	202,667
4.068%, 7/1/2028	240,000	237,924
4.168%, 7/1/2029	40,000	39,696
Massachusetts Development Finance Agency, 4.000%, 10/1/2027	100,000	99,257
Massachusetts Health & Educational Facilities Authority, 6.432%, 10/1/2035	420,000	491,761
Michigan Finance Authority
2.267%, 4/1/2019	260,000	258,211
2.491%, 4/1/2020	250,000	243,700
2.741%, 4/1/2021	320,000	306,618
New Jersey Economic Development Authority, 3.882%, 6/15/2019	270,000	270,975
New Jersey Turnpike Authority
7.102%, 1/1/2041	225,000	304,859
7.414%, 1/1/2040	200,000	279,456
New York Transportation Development Corp, 3.473%, 7/1/2028	500,000	468,330
Oklahoma Development Finance Authority
4.650%, 8/15/2030 (Insurer: AGM)	130,000	133,102
5.450%, 8/15/2028	1,120,000	1,158,986
Oregon Health & Science University, 5.000%, 7/1/2045	350,000	369,681
Pennsylvania Industrial Development Authority, 144A, 3.556%, 7/1/2024 (d)	505,000	487,163
Public Finance Authority
144A, 3.000%, 11/15/2022 (d)	360,000	360,022
144A, 3.500%, 11/15/2023 (d)	185,000	185,272
Shelby County Health Educational & Housing Facilities Board
4.000%, 9/1/2021 (e)	250,000	246,243
4.000%, 9/1/2022 (e)	250,000	243,918
State of California, 7.625%, 3/1/2040	525,000	745,751
State of Illinois
3.860%, 4/1/2021	215,000	213,332
5.100%, 6/1/2033	335,000	316,659
5.547%, 4/1/2019	325,000	328,029
5.877%, 3/1/2019	540,000	544,919

State of Oregon, 3.724%, 5/1/2029	195,000		193,165
Washington State Housing Finance Commission, 4.000%, 1/1/2024	700,000		694,735

Total Municipal Bonds (Cost $15,845,716)			15,524,433

U.S. Government Agencies — 8.3%
Fannie Mae Notes
1.500%, 6/22/2020 (c)	5,328,000		5,213,464
5.625%, 7/15/2037 (c)	3,086,000		3,889,780
Federal Farm Credit Bank
2.780%,11/2/2037	2,230,000		1,873,499
3.660%, 3/7/2044	974,000		929,812
3.510%, 6/11/2040	725,000		684,928

Total U.S. Government Agencies (Cost $13,328,466)			12,591,483

Senior Floating Rate Interests — 5.8%
Communications — 1.5%
Charter Communications Operating LLC term loan B, 4.310%, 4/30/2025	293,284		293,650
Mission Broadcasting Inc term loan B, 4.756%, 1/17/2024	27,447		27,470
Nexstar Broadcasting Inc term loan B, 4.756%, 1/17/2024	171,578		171,721
Numericable Group SA term loan B, 5.967%, 1/31/2026	733,246		719,956
Shutterfly Inc term loan B, 5.060%, 8/17/2024	134,663		134,971
Sprint Communications Inc term loan B, 4.813%, 2/2/2024	403,850		403,594
Univision Communications Inc, 5.052%, 3/15/2024	480,330		461,618
Zayo Group LLC, 4.552%, 1/19/2024	100,095		100,361

			2,313,341

Consumer Discretionary — 1.2%
American Builders & Contractors Supply Co Inc term loan B, 4.302%, 10/31/2023	886,500		879,534
ASGN Inc term loan B, 4.302%, 6/3/2022	205,188		206,278
Crown Finance US Inc term loan, 4.802%, 2/28/2025	189,050		188,510
Harbor Freight Tools USA Inc, 4.802%, 8/18/2023	236,500		233,230
KAR Auction Services Inc term loan B, 4.938%, 3/9/2023	115,208		115,459
Wyndham Hotels & Resorts Inc term loan B, 4.052%, 5/30/2025	130,000		130,114

			1,753,125

Consumer Staples — 0.6%
CHG PPC Parent LLC term loan B, 5.052%, 3/31/2025	99,750		99,625
Coty Inc term loan B, 4.531%, 4/7/2025	608,874		597,648
Diamond BC BV term loan, 5.527%, 9/6/2024	148,875		147,200

			844,473

Financials — 0.8%
Blackhawk Network Holdings Inc term loan B, 5.386%, 6/15/2025	179,550		180,134
Iron Mountain Inc term loan B, 4.052%, 1/2/2026	144,275		142,592
Nets Holding A/S term loan B, 3.000%, 2/6/2025	176,389	EUR	200,669
Russell Investments US Institutional Holdco Inc term loan, 5.552%, 6/1/2023	439,875		442,395
USI Inc/NY term loan B, 5.386%, 5/16/2024	173,250		172,470

			1,138,260

Industrials — 0.3%
Blitz F18 675 Gmbh term loan B, 3.750%, 7/31/2025	255,000	EUR	291,765
Blitz F18 675 Gmbh term loan B, 3.750%, 7/31/2025	180,000	EUR	205,952

			497,717

Materials — 0.2%
CROWN Americas LLC term loan B, 4.283%, 4/3/2025	95,402		95,730
Nexeo Solutions LLC term loan B, 5.777%, 6/9/2023	278,634		279,562

			375,292

Technology — 1.2%
Almonde Inc term loan B, 5.886%, 6/13/2024	258,788		257,656
CDW LLC term loan, 4.060%, 8/17/2023	481,291		482,576
Dell International LLC, 4.310%, 9/7/2023	251,943		251,890
Go Daddy Operating Co LLC term loan B, 4.552%, 2/15/2024	251,539		252,109
MA FinanceCo LLC term loan B, 4.802%, 6/21/2024	30,083		29,857
ON Semiconductor Corp term loan B, 4.052%, 3/31/2023	166,460		166,397
Seattle SpinCo Inc term loan B, 4.802%, 6/21/2024	203,155		201,695
SS&C European Holdings S.A.R.L term loan B, 4.552%, 4/16/2025	60,900		60,676
SS&C Technologies Inc term loan B, 4.552%, 4/16/2025	157,121		156,544

			1,859,400

Total Senior Floating Rate Interests (Cost $8,827,311)			8,781,608

Foreign Government & Agency Securities — 0.5%
City of Toronto Canada, 3.200%, 8/1/2048	365,000	CAD	259,190
Province of Ontario Canada, 1.950%, 1/27/2023	235,000	CAD	173,167
Province of Quebec Canada, 1.650%, 3/3/2022	215,000	CAD	158,777
Queensland Treasury Corporation 144A, 3.000%, 3/22/2024 (d)	210,000	AUD	151,879

Total Foreign Government & Agency Securities (Cost $776,849)			743,013

Asset Backed Securities — 0.9%
CNH Equipment Trust 2016-C, 1.930%, 3/15/2024	20,000		19,454
SBA Tower Trust 144A, 3.869%, VR, 10/15/2049 (d)	500,000		497,377
Carmax Auto Owner Trust
1.900%, 4/15/2022	95,000		92,558
2.160%, 12/15/2021	135,000		132,480
2.200%, 6/15/2022	75,000		73,222
2.560%, 2/15/2022	260,000		255,623
2.700%, 10/16/2023	250,000		243,250

Total Asset Backed Securities (Cost $1,334,827)			1,313,964

Certificates of Deposit — 0.3%
Self-Help Credit Union, 1.150%, 9/16/2019	250,000		247,043
Self-Help Federal Credit Union, 1.150%, 3/18/2019	250,000		248,957

Total Certificates of Deposit (Cost $500,000)			496,000

Total Long Term Investments (Cost $166,088,475)			160,750,811

Short Term Investments—5.1%
U.S. Government Agency Obligations—1.1%
Fed Home Loan Discount Note, 0.010%, 11/28/2018 (a)	1,655,000		1,652,306

Total U.S. Government Agency Obligations (Cost $1,652,393)			1,652,306

Foreign Government & Agency Securities — 4.0%
Japan Treasury Discount Bill, 0.000%, 1/15/2019	485,500,000	JPY	4,304,273
Japan Treasury Discount Bill, 0.000%, 11/5/2018	200,000,000	JPY	1,772,200

Total Foreign Government & Agency Securities (Cost $6,132,417)			6,076,473

Total Short Term Investments (Cost $7,784,810)			7,728,779

	Notional Amount
Options Purchased — 0.1%
Deutsche Bank:
Pay fixed 3.200%, receive float 3-month USD LIBOR Expires 5/30/2019 (e)	4,080,000	80,732
Pay fixed 3.200%, receive float 3-month USD LIBOR Expires 5/30/2019 (e)	2,545,000	50,358

Total Options Purchased (Cost $98,967)		131,090

Total Investments — 111.6% (Cost $173,972,252) (a)		168,610,680

Other Liabilities, less assets — (11.6)%		(17,464,054)

Net Assets — 100.0%		$151,146,626

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
(a)

The aggregate cost for federal income tax purposes is $174,072,611. The aggregate gross unrealized appreciation is $393,200, and the aggregate gross unrealized depreciation is $5,855,131, resulting in net unrealized depreciation of $5,461,931.

(b)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(c)	A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.
(d)	This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.
(e)	This security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.

TBA — To Be Announced

VR — Variable interest rate. Rate shown is that on October 31, 2018.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2018, the aggregate value of these securities was $18,356,698, representing 12.1% of net assets.

AGM — Assured Guaranty Municipal Corporation

NATL — National Public Finance Guarantee Corporation

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

JPY — Japanese Dollar

SEE NOTES TO PORTFOLIO OF INVESTMENTS

At October 31, 2018, the Fund had the following forward currency contracts outstanding.

					Unrealized
		Contract	Settlement		Appreciation
Counterparty	Currency	Type	Date	Value	(Depreciation)
Australia and New Zealand Bank	AUD	Sell	12/19/2018	$152,460	$863
Canadian Imperial Bank of Commerce	CAD	Sell	12/19/2018	609,773	(620)
Bank of America	JPY	Sell	11/5/2018	1,772,555	35,719
HSBC Bank USA	JPY	Sell	1/15/2019	4,330,427	33,096

				$6,865,215	$69,058

At October 31, 2018, the Fund had the following future contracts outstanding.

				Unrealized
				Appreciation
Description	Number of Contracts	Value	Expiration Date	(Depreciation)
CAN 10 YR (Long)	28	2,817,590	12/18/2018	(8,019)

				$(8,019)

At October 31, 2018, the Fund had the following centrally cleared interest rate swap contracts outstanding.

					Unrealized
	Counterparty/		Notional		Appreciation
Description	Exchange	Expiration Date	Amount	Value	(Depreciation)
Pay Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.250%	Morgan Stanley/LCH	9/21/2026	$8,302,000	$7,759,484	$631,151
Pay Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.500%	Morgan Stanley/LCH	12/20/2027	6,965,000	6,572,808	431,273
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.000%	Morgan Stanley/LCH	12/20/2019	7,395,000	7,318,533	(76,081)
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.250%	Morgan Stanley/LCH	12/20/2020	10,505,000	10,324,881	(155,660)
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 2.500%	Morgan Stanley/LCH	3/23/2048	2,070,000	1,748,493	(68,609)
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 3.063%	Morgan Stanley/LCH	9/27/2021	3,000,000	2,996,610	(3,905)
Receive Floating rate 3 month USD BBA LIBOR Pay Fixed rate 3.125%	Morgan Stanley/LCH	9/21/2028	215,000	213,277	(1,007)

			$38,452,000	$36,934,086	$757,162

At October 31, 2018, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type					Unrealized
	Payments made by	Payments received		Notional		Appreciation
Counterparty	the Fund	by the Fund	Expiration Date	Amount	Value	(Depreciation)
Deutsche Bank AG	1.898%	USA-CPI-U	7/15/2024	$3,758,000	$3,879,408	$121,408
Deutsche Bank AG	2.004%	USA-CPI-U	1/15/2023	3,296,000	3,323,661	26,905

				$7,054,000	$7,203,069	$148,313

At October 31, 2018, the Fund had the following centrally cleared credit default swap contracts outstanding.

					Unrealized
	Counterparty/		Notional		Appreciation
Description	Exchange	Expiration Date	Amount (g)	Value (h)	(Depreciation)
Sell Protection(f):
CDX-NAHY Series 31, Version 1, 5 Year Index, fixed rate 5.00% (j)	Morgan Stanley/ICE	12/20/2023	$1,935,000	$2,037,702	$(10,142)
CDX-NAIG Series 30, Version 1, 5 Year Index, fixed rate 1.00% (i)	Morgan Stanley/ICE	6/20/2023	1,600,000	1,625,622	(3,245)
iTraxx Europe Series 30, Version 1, 5 Year Index (EUR), fixed rate 1.00% (i)	Morgan Stanley/ICE	12/20/2023	1,070,000	1,228,158	(4,459)

			$4,605,000	$4,891,482	$(17,846)

ICE — Intercontinental Exchange

LCH — London Clearing House

(f)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(g)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Ratings of Moody’s/S&P - Baa1/BBB+
(j)	Ratings of Moody’s/S&P - B1/B+

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI IMPACT BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2018 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Impact Bond Fund (formerly Domini Social Bond Fund) (the “Fund”) is a series of the Domini Investment Trust (formerly Domini Social Investment Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares, Institutional Shares and Class Y shares. Institutional shares and Class Y shares were not offered prior to November 30, 2011, and June 15, 2018, respectively. As of October 31, 2018, the Class Y shares of the Bond Fund had not yet commenced operations. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees. The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investments in Securities:
Mortgage Backed Securities	$—	$84,667,062	$—	$84,667,062
Corporate Bonds and Notes	—	36,633,248	—	36,633,248
Municipal Bonds	—	15,524,433	—	15,524,433
U.S. Government Agencies	—	12,591,483	—	12,591,483
Senior Floating Rate Interests	—	8,781,608	—	8,781,608
Foreign Government & Agency Securities	—	743,013	—	743,013
Asset Backed Securities	—	1,313,964	—	1,313,964
Certificates of Deposit	—	496,000	—	496,000

Total Long-Term Securities	$—	$160,750,811	$—	$160,750,811

Short Term Investments in Securities:
U.S. Government Agencies	—	1,652,306	—	1,652,306
Foreign Government & Agency Securities	—	6,076,473	—	6,076,473
Options Purchased	—	131,090	—	131,090

Total Short-Term Securities	$—	$7,859,869	$—	$7,859,869

Total Investment in Securities	$—	$168,610,680	$—	$168,610,680

Other Financial Instruments:
Forward Currency Contracts	$—	$69,678	$—	$69,678
OTC Swap Contracts	—	148,313	—	148,313
Variation Margin Swap Contracts	—	739,316	—	739,316
Premium received Swap Contracts	—	161,964	—	161,964
Premium received for OTC Swap Contracts	—	756	—	756

Total Other Financial Instruments	$—	$1,120,027	$—	$1,120,027

Liabilities:
Other Financial Instruments:
Forward Currency Contracts	—	620	—	620
Premium paid Swap Contracts	—	405,660	—	405,660
Variation Margin Futures	—	8,019	—	8,019

Total Other Financial Instruments	$—	$414,299	$—	$414,299

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2018	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,360
Purchases	—
Sales	—
Transfers in and/or out of level three	(1,360)

Balance as of October 31, 2018	$—

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at October 31, 2018	$—

Transfers from Level 2 to Level 3 included securities valued at $819,760 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 2 included securities valued at $821,120 because market values were readily available from a pricing agent for which fair value factors were previously applied. The Level 3 security was valued using a pricing vendor other than the Fund’s primary pricing vendor.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Carole M. Laible, the registrant’s President and Principal Executive Officer, and Christina Povall, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Laible and Ms. Povall determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INVESTMENT TRUST

By:	/s/ Carole M. Laible
Carole M. Laible
President

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date:	December 27, 2018

By:	/s/ Christina Povall
Christina Povall
Treasurer (Principal Financial Officer)

Date:	December 27, 2018